UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  10 Old Burlington Street
          London  W1S 3AG
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Howard
Title:    Chief Financial Officer
Phone:    (+44) 20 7851 0692


Signature, Place and Date of Signing:

/s/ James Howard                  London, England            August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           33

Form 13F Information Table Value Total:     $359,163
                                       (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                          June 30, 2008


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------         -----      --------  -------    --- ----  ----------  --------  ----     ------  ----
ADOLOR CORP                   COM              00724X102   7,516     1,323,168 SH        SOLE        NONE       1,323,168
AQUILA INC                    COM              03840P102   7,328     1,975,300 SH        SOLE        NONE       1,975,300
MIDDLEBROOK PHARMACEUTICAL I  COM              596087106     501       187,500 SH  CALL  SOLE        NONE         187,500
CANADIAN NAT RES LTD          COM              136385101   9,130        90,400 SH        SOLE        NONE          90,400
ELECTRONIC DATA SYS NEW       COM              285661104   4,914       200,000 SH        SOLE        NONE         200,000
ENERGY EAST CORP              COM              29266M109  52,102     2,094,128 SH        SOLE        NONE       2,094,128
EXXON MOBIL CORP              COM              30231G102   9,793       112,000 SH        SOLE        NONE         112,000
FORD MTR CO DEL               COM PAR $0.01    345370860   1,848       383,487 SH        SOLE        NONE         383,487
FRONTIER OIL CORP             COM              35914P105  14,373       602,137 SH        SOLE        NONE         602,137
GOL LINHAS AEREAS INTLG S A   SP ADR REP PFD   38045R107   2,917     3,530,000 SH        SOLE        NONE       3,530,000
HUNTSMAN CORP                 COM              447011107   7,868       700,000 SH        SOLE        NONE         700,000
INCYTE CORP                   COM              45337C102   5,572       730,236 SH        SOLE        NONE         730,236
LEHMAN BROS HLDGS INC         COM              524908100   9,002       410,500 SH        SOLE        NONE         410,500
MERCK & CO INC                COM              589331107   3,802       100,000 SH        SOLE        NONE         100,000
MYRIAD GENETICS INC           COM              62855J104       7       100,000 SH  CALL  SOLE        NONE         100,000
MYLAN INC                     COM              628530107   6,709       550,837 SH        SOLE        NONE         550,837
MYRIAD GENETICS INC           COM              62855J104     904        20,000 SH        SOLE        NONE          20,000
NEWFIELD EXPL CO              COM              651290108  14,261       222,000 SH        SOLE        NONE         222,000
NEXEN INC                     COM              65334H102  11,358       290,700 SH        SOLE        NONE         290,700
OPTIBASE LTD                  ORD              M7524R108   2,208     1,346,418 SH        SOLE        NONE       1,346,418
OREZONE RES INC               COM              685921108   4,689     4,235,800 SH        SOLE        NONE       4,235,800
PROLOGIS                      NOTE  1.875%11/1 743410AR3  21,840    25,000,000 PRN       SOLE        NONE      25,000,000
PONIARD PHARMACEUTICALS INC   COM NEW          732449301   4,872     1,085,131 SH        SOLE        NONE       1,085,131
PRIDE INTL INC DEL            COM              74153Q102  12,394       260,000 SH        SOLE        NONE         260,000
ROWAN COS INC                 COM              779382100  11,990       255,000 SH        SOLE        NONE         255,000
SAVIENT PHARMACEUTICALS INC   COM              80517Q100   2,790       110,000 SH        SOLE        NONE         110,000
SAVIENT PHARMACEUTICALS INC   COM              80517Q100     910       400,000 SH  PUT   SOLE        NONE         400,000
STERLITE INDS INDIA LTD       ADS              859737207  32,727     2,046,700 SH        SOLE        NONE       2,046,700
SUNCOR ENERGY INC             COM              867229106   4,624        79,000 SH        SOLE        NONE          79,000
UNITED RENTALS INC            COM              911363109   5,465       273,800 SH        SOLE        NONE         273,800
UNITED THERAPEUTICS CORP DEL  COM              91307C102   9,890       101,316 SH        SOLE        NONE         101,316
VIA PHARMACEUTICALS INC       COM              92554T103     711       330,738 SH        SOLE        NONE         330,738
WRIGLEY WM JR CO              COM              982526105  74,148       950,000 SH        SOLE        NONE         950,000



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